                               AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON October 17, 2007

                                                  1933 ACT REGISTRATION NO. 333-75702

                                                  1940 ACT REGISTRATION NO. 811-07325

                                                  SECURITIES AND EXCHANGE COMMISSION
                                                         WASHINGTON, D.C. 20549

                                                               FORM N-4

                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                    THE SECURITIES ACT OF 1933 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 21 [X]

                                                                  AND
                                                        REGISTRATION STATEMENT
                                                                 UNDER
                                                THE INVESTMENT COMPANY ACT OF 1940 [ ]

                                                  POST-EFFECTIVE AMENDMENT NO. 82 [X]

                                                    (CHECK APPROPRIATE BOX OR BOXES)

                                                      PRUCO LIFE FLEXIBLE PREMIUM
                                                        VARIABLE ANNUITY ACCOUNT
                                                       (Exact Name of Registrant)

                                                     PRUCO LIFE INSURANCE COMPANY
                                                          (Name of Depositor)

                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-7333
                               (Address and telephone number of depositor's principal executive offices)

                                                           THOMAS C. CASTANO

                                                               SECRETARY

                                                     PRUCO LIFE INSURANCE COMPANY
                                                         213 WASHINGTON STREET
                                                     NEWARK, NEW JERSEY 07102-2992
                                                             (973) 802-4708
                                                (Name and address of agent for service)

                                                              Copies to:

                                                        C. CHRISTOPHER SPRAGUE
                                                   VICE PRESIDENT, CORPORATE COUNSEL
                                              THE PRUDENTIAL INSURANCE COMPANY OF AMERICA
                                                           751 BROAD STREET
                                                     NEWARK, NEW JERSEY 07102-3714
                                                             (973) 802-6997

It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on ___________ pursuant to paragraph (b) of Rule 485

[X] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box: [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Interests in Individual Variable Annuity Contracts

                                                                 NOTE

Registrant is filing this Post-Effective  Amendment No. 21 to Registration  Statement No. 333-75702 for the purpose of including in the
Registration  Statement a Prospectus  Supplement.  The  Prospectus,  Statement of Additional  Information and Part C that were filed as part of Post-Effective  Amendment No. 18 filed with the SEC on April 19, 2007, as supplemented,  are hereby  incorporated by reference.
Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

                                                        PRUCO LIFE INSURANCE COMPANY
                                                 PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY

                                                      Strategic Partners Annuity One 3
                                                         Strategic Partners Plus 3

                                      Strategic Partners FlexElite (Pruco Life Insurance Company only)

                                                Supplement to Prospectuses Dated May 1, 2007
                                                      Supplement dated January 28, 2008

     This Supplement  should be read and retained with the current  Prospectus for your annuity.  This Supplement is intended to update certain  information in the  Prospectus for the variable  annuity you own, and is not intended to be a prospectus or offer for any other variable annuity listed here that you do not own. If you would like another copy of the current  Prospectus,  please contact us at 1-888-PRU-2888.

     We are issuing this  supplement to describe two new lifetime  guaranteed  minimum  withdrawal  benefits - - Highest Daily Lifetime
     ____ and Spousal  Highest  Daily  Lifetime  ______.  We also  announce an AST  portfolio  that is being  offered as a new variable investment options under each of the above-referenced products.

     I.  TABLE OF CONTENTS

o        In the Table of Contents, immediately after the entry for Highest Daily Lifetime Five Income Benefit (Highest Daily Lifetime
              Five), we add a new line item entitled "Highest Daily Lifetime ______ Income Benefit (Highest Daily Lifetime _______),
              followed by a line item entitled "Spousal Highest Daily Lifetime ______ Income Benefit (Spousal Highest Daily Lifetime
              _______)".

                                                             II. GLOSSARY

o        In the Glossary of each prospectus, we add the following new definitions:

Highest Daily Lifetime ______ Income Benefit:  An optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your
Contract Value.  Highest Daily Lifetime ______ is the same class of optional benefit as our Highest Daily Lifetime Five Income
Benefit, but differs (among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

Spousal Highest Daily Lifetime _______ Income Benefit:  The spousal version of the Highest Daily Lifetime ______ Income Benefit.
Spousal Highest Daily Lifetime _______ is the same class of optional benefit as our Spousal Lifetime Five Income Benefit, but differs
(among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.

III.  SUMMARY SECTION
o        We make the following changes to the Section 5 summary:

     In the first sentence of the last paragraph of each summary, we delete the word "finally."

     As the last paragraph of each summary, we add the following:

Finally, we offer Highest Daily Lifetime ______, an optional feature available for an additional charge that guarantees your ability to withdraw amounts equal to a percentage of a principal value called the Protected Withdrawal Value.  Subject to our rules regarding the timing and amount of withdrawals, we guarantee these withdrawal amounts, regardless of the impact of market performance on your
Contract Value.  Highest Daily Lifetime ______ is the same class of optional benefit as our Lifetime Five Income Benefit, but differs
(among other things) with respect to how the Protected Withdrawal Value is calculated and to how the lifetime withdrawals are calculated.  Spousal Highest Daily Lifetime ______ is the spousal version of Highest Daily Lifetime _____, and thus offers lifetime payments until the second-to-die of two spouses.

IV.      SUMMARY OF CONTRACT EXPENSES

o        In the Summary of Contract Expenses Section for Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey
         Strategic Partners Annuity One 3 and Strategic Partners Plus 3, we add the following (immediately after the entry for
         Highest Daily Lifetime Five Income Benefit), to reflect the charges for Highest Daily Lifetime _____ and Spousal Highest
         Daily Lifetime ________:

------------------------------------- ----------------------------------- -----------------------------------

                                             Contract With Credit              Contract without Credit

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Maximum charge for Highest Daily                    1.50%                               1.50%
Lifetime

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Maximum charge for Spousal Highest                  1.50%                               1.50%
Daily Lifetime

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Highest Daily Lifetime _____
(current charge):  0.____%
annually, assessed against
Protected Withdrawal Value

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Spousal Highest Daily Lifetime
Seven (current charge):  _____%
annually, assessed against
Protected Withdrawal Value

------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

------------------------------------- ----------------------------------- -----------------------------------

o        In the Summary of Contract Expenses section for Pruco Life Insurance Company's Strategic Partners FlexElite,  we add the
         following (immediately after the entry for Highest Daily Lifetime Five  Income Benefit), to reflect the charges for Highest
         Daily Lifetime _____ and Spousal Highest Daily Lifetime _____:

------------------------------------- -----------------------------------

Maximum charge for Highest Daily                    1.50%
Lifetime

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------

Maximum charge for Spousal Highest                  1.50%
Daily Lifetime

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------

Highest Daily Lifetime _____
(current charge):  0.____%
annually, assessed against
Protected Withdrawal Value

------------------------------------- -----------------------------------
------------------------------------- -----------------------------------

Spousal Highest Daily Lifetime
Seven (current charge):  _____%
annually, assessed against
Protected Withdrawal Value

------------------------------------- -----------------------------------

1/  With respect to Highest Daily Lifetime ______ and Spousal Highest Daily Lifetime ______, the ____% charge and _____% charge, respectively, is assessed against the  Protected Withdrawal Value, and not against the value of the Sub-accounts.  With respect to each of Highest Daily Lifetime _____ and Spousal Highest Daily Lifetime _____, one-fourth of the annual charge is deducted at the end of each quarter, where the quarters are part of years that have as their anniversary the date that the benefit was elected.  These optional benefits are not available under the Beneficiary Continuation Option.
2/ We reserve the right to increase the charge to the maximum charge indicated, upon any step-up or reset under the benefit, or new election of the benefit.  However, we have no present intention of doing so.

V.       NEW BENEFITS

For each of Pruco Life Insurance Company and Pruco Life Insurance Company of New Jersey Strategic Partners Annuity One 3 and
Strategic Partners Plus 3, and Pruco Life Insurance Company Strategic Partners FlexElite, we add the following to the end of Section
5:

HIGHEST DAILY LIFETIME ________ INCOME BENEFIT
HIGHEST DAILY LIFETIME ________ INCOME BENEFIT (HIGHEST DAILY LIFETIME ___________)

Highest Daily Lifetime ________ is offered as an alternative to Lifetime Five, Spousal Lifetime Five, and Highest Daily Lifetime
Five. Currently, if you elect Highest Daily Lifetime _____ and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five, Lifetime Five, Highest Daily Lifetime _________ or Spousal Highest Daily Lifetime
_________. See "Election of and Designations under the Program" below for details. The income benefit under Highest Daily Lifetime
_______ currently is based on a single "designated life" who is at least 55 years old on the date that the benefit is acquired. The
Highest Daily Lifetime _________ Benefit is not available if you elect any other optional living benefit, although you may elect any optional death benefit (other than the Highest Daily Value Death Benefit). As long as your Highest Daily Lifetime ________ Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available investment option(s) with this program.  In the application for this benefit, we specify the permitted investment options.

We offer a benefit that guarantees until the death of the single designated life the ability to withdraw an annual amount (the
"Annual Income Amount") equal to a percentage of an initial principal value (the "Protected Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, and wish to ensure that market performance will not affect your ability to receive annual payments. You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Highest Daily Lifetime ________, and in the Appendices to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Highest Daily Lifetime ______ is the Protected Withdrawal Value. Because each of the Protected
Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the
Contract Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual
Income Amount for the rest of your life, provided that you have not made "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Highest Daily Lifetime _______.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under Highest Daily Lifetime _________.    The
Protected Withdrawal Value initially is equal to the Contract Value on the date that you elect Highest Daily Lifetime ________. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such business day (the "Current Business Day"), the Protected
Withdrawal Value is equal to the greater of:

o        the Protected Withdrawal Value for the immediately preceding business day (the "Prior Business Day"), appreciated at the daily equivalent of ___% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e.,
     one day for successive business days, but more than one calendar day for business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated Credit) made on the Current Business Day; and
o        the Contract Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Highest Daily Lifetime _________ (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of (i) the Protected
Withdrawal Value on the Tenth Anniversary, (ii) your Contract Value and (iii) the sum of:

o        200% of the Contract Value on the date you elected Highest Daily Lifetime ____;
o        200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Highest Daily Lifetime _____; and
o        100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Highest Daily
         Lifetime ___, but prior to the date of your first withdrawal.
..
We lock in your Protected Withdrawal Value when you make your first withdrawal.  After the first withdrawal, your Protected
Withdrawal Value will be adjusted for any withdrawal (including your first withdrawal), any subsequent Purchase Payment, and as a result of any step-up, as described below.  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Contract Value.

KEY FEATURE-- Annual Income Amount under the Highest Daily Lifetime _______ Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the Annuitant on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 74 and younger, 6%
for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Under the Highest Daily Lifetime _______ benefit, if your cumulative withdrawals in an contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual
Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount ("Excess Income"), your Annual
Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply. Withdrawals of any amount up to and including the
Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the Annual Income Amount.
A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the
Purchase Payment (including the amount of any associated Credits) based on the age of the Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older) and
(ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Contract Value increases subsequent to your first withdrawal.  We begin examining the Contract Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Contract Date of the Annuity (the "Contract Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day.  Having identified each of those quarter-end Contract Values, we then multiply each such value by a percentage that varies based on the age of the Annuitant on the Contract Anniversary as of which the step-up would occur.  The percentages are 5% for ages 74 and younger, 6% for ages 75-79, 7% for ages 80-84, and 8% for ages 85 and older.  Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each
Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based. If, on the date that we implement a Highest Quarterly Auto Step-Up to your
Annual Income Amount, the charge for Highest Daily Lifetime _________ has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Highest Daily Lifetime _____ upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Highest Daily Lifetime ________ program does not affect your ability to make withdrawals under your contract, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Highest Daily Lifetime ________, if your cumulative withdrawals in an contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Highest Daily Lifetime _______ benefit or any other fees and charges. Assume the following for
all three examples:
  .   The Contract Date is December 1, 2007
  .   The Highest Daily Lifetime _________ benefit is elected on March 5, 2008
  .   The Annuitant was 70 years old when he/she elected the Highest Daily Lifetime _______ benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the Annuitant is younger than 75 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal Value, in this case 5%
of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that contract year
(up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that contract year to
$0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Contract Value before withdrawal                                                        $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500                $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Contract Value immediately before excess withdrawal               $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future contract years                               $  5,915.49

Highest Quarterly Auto Step-Up
On each Contract Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the Annuitant's age on the Contract Anniversary) of the highest quarterly value since your first withdrawal (or last Contract Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 74 on the date of the potential step-up) of the highest quarterly Contract Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------

           Date*                  Contract Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

June 1, 2008                 $118,000.00                $118,000.00                $5,900.00

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

August 6, 2008               $120,000.00                $112,885.55                $5,644.28

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

September 1, 2008            $112,000.00                $112,885.55                $5,644.28

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

December 1, 2008             $119,000.00                $119,000.00                $5,950.00

---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
  .   The Contract Value of $118,000 on June 1 is first reduced
      dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
      Amount for the contract year), resulting in an adjusted Contract Value of
      $114,500 before the excess withdrawal.
  .   This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract
      Value immediately preceding the excess withdrawal) resulting in a Highest
      Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than
$5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.
The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted Annual
Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next contract year, starting on December 2, 2007 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE HIGHEST DAILY LIFETIME ____ PROGRAM
o        To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Highest Daily Lifetime _____, and amounts are still payable under Highest Daily Lifetime _____, we will make an additional payment, if any, for that contract year equal to the remaining Annual Income Amount for the contract year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual
     Income Amount as described in this section. We will make payments until the death of the single designated life. To the extent that cumulative withdrawals in the current contract year that reduced your Contract Value to zero are more than the Annual Income
     Amount, the Highest Daily Lifetime ______ benefit terminates, and no additional payments are made.  However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the Annuity, then the benefit will not terminate, and we will continue to pay the Annual Income Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your Annuity, or if you decide to begin receiving Annuity payments and there is a Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

         (1) apply your Contract Value to any Annuity option available; or
         (2) request that, as of the date annuity payments are to begin, we make annuity payments each year equal to the Annual
Income Amount. We will make payments until the death of the single designated life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments in the form of a single life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such Annuity payments will be the greater of:
(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the single life fixed annuity rates then currently available or the single life fixed annuity rates guaranteed in your Annuity;
and
(2) the Contract Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Contract Anniversary coinciding with or next following the annuitant's 95th birthday will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Highest Daily Lifetime _____ benefit are subject to all of the terms and conditions of the Contract, including any CDSC.
o        Withdrawals made while the Highest Daily Lifetime _____ Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Contract.  The Highest Daily Lifetime ______ Benefit does not directly affect the Contract
     Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal (plus any applicable CDSC). If you surrender your Contract you will receive the current surrender value.
o        You can make withdrawals from your Contract while your Contract Value is greater than zero without purchasing the Highest
     Daily Lifetime _____ benefit. The Highest Daily Lifetime ______ benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted  Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Contract Value to the AST Investment Grade Bond Portfolio Sub-account (see description below) if you elect this benefit.
o        Transfers to and from the elected Sub-accounts and an AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under the contract.
o        In general, you must allocate your Contract Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Highest Daily Lifetime ______ benefit. If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Contract Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Contract Value and allocation of additional Purchase
     Payments may be subject to the new investment limitations.
o        The fee for Highest Daily Lifetime _______ is 0.___% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next business day, if the quarter-end is not a business day), we deduct ___%
     of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your Sub-accounts including the AST Investment Grade Bond Portfolio Sub-account.  Since this fee is based on the Protected Withdrawal Value the fee for
     Highest Daily Lifetime ________may be greater than it would have been, had it been based on the Contract Value alone.  If the fee to be deducted exceeds the current Contract Value, we will reduce the Contract Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
For Highest Daily Lifetime ______, there must be either a single Owner who is the same as the Annuitant, or if the Contract is entity owned, there must be a single natural person Annuitant. In either case, the Annuitant must be at least 55 years old.

Any change of the Annuitant under the Contract will result in cancellation of Highest Daily Lifetime ______. Similarly, any change of
Owner will result in cancellation of Highest Daily Lifetime ______, except if (a) the new Owner has the same taxpayer identification number as the previous owner (b) ownership is transferred from a custodian to the Annuitant, or vice versa or (c) ownership is transferred from one entity to another entity.

Highest Daily Lifetime ______ can be elected at the time that you purchase your Contract or after the Contract Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Highest Daily Lifetime ______ benefit, you will only be allowed to re-elect the benefit or elect the
Spousal Lifetime Five Benefit, the Lifetime Five Income Benefit, or the Spousal Highest Daily Lifetime _____ Income Benefit on any
anniversary of the Contract Date that is at least 90 calendar days from the date the Highest Daily Lifetime ______ Benefit was
terminated. We reserve the right to further limit the election frequency in the future.    Similarly, we generally will permit those
who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five or the Spousal Highest Daily Lifetime _____ to
elect Highest Daily Lifetime ______ only on an anniversary of the Contract Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a.       your Contract Value on the day that you elected Highest Daily Lifetime ____; and
b.       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Contract
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Contract Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Contract Value is available only if you have elected Highest Daily Lifetime ____ and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) upon your termination of the benefit (ii) upon your surrender of the Contract (iii) upon your election to begin receiving annuity payments (iv) upon the death of the Annuitant (v) if both the Contract Value and Annual Income Amount equal zero or (vi) if you cease to meet our requirements for issuing the benefit.

Upon termination of Highest Daily Lifetime _____ other than upon the death of the Annuitant, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Highest Daily Lifetime _____
As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Highest Daily Lifetime ______.
For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Highest Daily Lifetime ______, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced Series Trust
(the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account is available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of Highest
Daily Lifetime ______, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus. Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by
5%, to produce a projected (i.e., hypothetical) income amount.  Note that we use 5% in the formula, irrespective of the Annuitant's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted
Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the
AST Investment Grade Bond Sub-account, is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage
(currently 83%), it means essentially that too much Target Value is not offset by assets within the AST Investment Grade Bond
Sub-account, and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment Grade Bond Sub-account.
Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST Investment Grade Bond
Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Contract Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST
Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Highest
Daily Lifetime _____, the ratios we use will be fixed.  For newly-issued contracts that elect Highest Daily Lifetime _____ and existing contracts that elect Highest Daily Lifetime ______, however, we reserve the right to change the ratios.

While you are not notified when your Contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Highest Daily Lifetime ______.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Contract Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o        Transfer all or a portion of your Contract Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Contract Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Contract Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Contract Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any Contract year that Required
Minimum Distributions due from your Annuity that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the Annuity. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this Benefit here.  However, we do note that if you participate in Highest Daily Lifetime _______ through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the Annuity, all subsequent withdrawal amounts will be taxed as ordinary income.

We add the following, as Appendix C to set forth the formula that governs the required transfers under the Highest Daily Lifetime
_______ benefit:

Terms and Definitions referenced in the calculation formula:

o        Cu - the upper target is established on the effective date of the Highest Daily Lifetime ______ benefit (the "Effective
     Date") and is not changed for the life of the guarantee.  Currently, it is 83%.
o        Ct - the target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 80%.
o        Cl - the lower target is established on the Effective Date and is not changed for the life of the guarantee.  Currently, it is 77%.
o        L - the target value as of the current business day.
o        r - the target ratio.
o        a - factors used in calculating the target value.  These factors are established on the Effective Date and are not changed for the life of the guarantee.
o        V - the total value of all Permitted Sub-accounts in the annuity.
o        B - the total value of the AST Investment Grade Bond Portfolio Sub-account.
o        P - Income Basis. Prior to the first withdrawal, the Income Basis is the Protected Withdrawal Value calculated as if the first withdrawal were taken on the date of calculation.  After the first withdrawal, the Income Basis is equal to the greater of
     (1) the Protected Withdrawal Value at the time of the first withdrawal, adjusted for additional purchase payments including the amount of any associated Credits, and adjusted proportionally for excess withdrawals*, (2)  any highest quarterly value increased for additional purchase payments including the amount of any associated Credits, and adjusted  for withdrawals, and (3) the
     Contract Value.
         T - the amount of a transfer into or out of the AST Investment Grade Bond Portfolio Sub-account

* Note: withdrawals of less than the Annual Income Amount do not reduce the Income Basis.

Target Value Calculation:

On each business day, a target value (L) is calculated, according to the following formula.  If the variable account value (V) is equal to zero, no calculation is necessary.

L = 0.05 * P * a

Transfer Calculation:

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines when a transfer is required:

Target Ratio r = (L - B) / V.
o        If r > Cu, assets in the Permitted Sub-accounts are transferred to the AST Investment Grade Bond Portfolio Sub-account.
o        If r < Cl, and there are currently assets in the AST Investment Grade Bond Portfolio Sub-account (B > 0), assets in the  AST Investment Grade Bond Portfolio Sub-account are transferred to the Permitted Sub-accounts according to most recent allocation instructions.

The following formula, which is set on the Benefit Effective Date and is not changed for the life of the guarantee, determines the transfer amount:

T ={Min(V, [L - B - V *  Ct] / (1-Ct))}     , Money moving from the Permitted Sub-accounts to the AST Investment Grade Bond Portfolio
Sub-account

T ={Min(B,- [L - B - V *  Ct] / (1-Ct))}    , Money moving from the AST Investment Grade Bond Portfolio Sub-account to the Permitted
Sub-accounts]

                                                   "a" Factors for Liability Calculations
                                            (in Years and Months since Benefit Effective Date)*

            Months

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

 Years           1  2              3        4       5        6        7        8       9       10       11 12

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         1   15.34    15.31    15.27    15.23   15.20    15.16    15.13    15.09   15.05    15.02    14.98 14.95

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         2   14.91    14.87    14.84    14.80   14.76    14.73    14.69    14.66   14.62    14.58    14.55 14.51

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         3   14.47    14.44    14.40    14.36   14.33    14.29    14.26    14.22   14.18    14.15    14.11 14.07

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         4   14.04    14.00    13.96    13.93   13.89    13.85    13.82    13.78   13.74    13.71    13.67 13.63

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         5   13.60    13.56    13.52    13.48   13.45    13.41    13.37    13.34   13.30    13.26    13.23 13.19

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         6   13.15    13.12    13.08    13.04   13.00    12.97    12.93    12.89   12.86    12.82    12.78 12.75

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         7   12.71    12.67    12.63    12.60   12.56    12.52    12.49    12.45   12.41    12.38    12.34 12.30

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         8   12.26    12.23    12.19    12.15   12.12    12.08    12.04    12.01   11.97    11.93    11.90 11.86

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

         9   11.82    11.78    11.75    11.71   11.67    11.64    11.60    11.56   11.53    11.49    11.45 11.42

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        10   11.38    11.34    11.31    11.27   11.23    11.20    11.16    11.12   11.09    11.05    11.01 10.98

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        11   10.94    10.90    10.87    10.83   10.79    10.76    10.72    10.69   10.65    10.61    10.58 10.54

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        12   10.50    10.47    10.43    10.40   10.36    10.32    10.29    10.25   10.21    10.18    10.14 10.11

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        13   10.07    10.04    10.00     9.96    9.93     9.89     9.86     9.82    9.79     9.75     9.71 9.68

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        14    9.64     9.61     9.57     9.54    9.50     9.47     9.43     9.40    9.36     9.33     9.29 9.26

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        15    9.22     9.19     9.15     9.12    9.08     9.05     9.02     8.98    8.95     8.91     8.88 8.84

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        16    8.81     8.77     8.74     8.71    8.67     8.64     8.60     8.57    8.54     8.50     8.47 8.44

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        17    8.40     8.37     8.34     8.30    8.27     8.24     8.20     8.17    8.14     8.10     8.07 8.04

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        18    8.00     7.97     7.94     7.91    7.88     7.84     7.81     7.78    7.75     7.71     7.68 7.65

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        19    7.62     7.59     7.55     7.52    7.49     7.46     7.43     7.40    7.37     7.33     7.30 7.27

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        20    7.24     7.21     7.18     7.15    7.12     7.09     7.06     7.03    7.00     6.97     6.94 6.91

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        21    6.88     6.85     6.82     6.79    6.76     6.73     6.70     6.67    6.64     6.61     6.58 6.55

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        22    6.52     6.50     6.47     6.44    6.41     6.38     6.36     6.33    6.30     6.27     6.24 6.22

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        23    6.19     6.16     6.13     6.11    6.08     6.05     6.03     6.00    5.97     5.94     5.92 5.89

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        24    5.86     5.84     5.81     5.79    5.76     5.74     5.71     5.69    5.66     5.63     5.61 5.58

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        25    5.56     5.53     5.51     5.48    5.46     5.44     5.41     5.39    5.36     5.34     5.32 5.29

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        26    5.27     5.24     5.22     5.20    5.18     5.15     5.13     5.11    5.08     5.06     5.04 5.01

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        27    4.99     4.97     4.95     4.93    4.91     4.88     4.86     4.84    4.82     4.80     4.78 4.75

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        28    4.73     4.71     4.69     4.67    4.65     4.63     4.61     4.59    4.57     4.55     4.53 4.51

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        29    4.49     4.47     4.45     4.43    4.41     4.39     4.37     4.35    4.33     4.32     4.30 4.28

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        30    4.26     4.24     4.22     4.20    4.18     4.17     4.15     4.13    4.11     4.09     4.07 4.06

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        31    4.04     4.02     4.00     3.98    3.97     3.95     3.93     3.91    3.90     3.88     3.86 3.84

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        32    3.83     3.81     3.79     3.78    3.76     3.74     3.72     3.71    3.69     3.67     3.66 3.64

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        33    3.62     3.61     3.59     3.57    3.55     3.54     3.52     3.50    3.49     3.47     3.45 3.44

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        34    3.42     3.40     3.39     3.37    3.35     3.34     3.32     3.30    3.29     3.27     3.25 3.24

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        35    3.22     3.20     3.18     3.17    3.15     3.13     3.12     3.10    3.08     3.07     3.05 3.03

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        36    3.02     3.00     2.98     2.96    2.95     2.93     2.91     2.90    2.88     2.86     2.85 2.83

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        37    2.81     2.79     2.78     2.76    2.74     2.73     2.71     2.69    2.68     2.66     2.64 2.62

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        38    2.61     2.59     2.57     2.56    2.54     2.52     2.51     2.49    2.47     2.45     2.44 2.42

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        39    2.40     2.39     2.37     2.35    2.34     2.32     2.30     2.29    2.27     2.25     2.24 2.22

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        40    2.20     2.19     2.17     2.15    2.14     2.12     2.11     2.09    2.07     2.06     2.04 2.02

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

        41    2.01     1.84     1.67     1.51    1.34     1.17     1.00     0.84    0.67     0.50     0.33 0.17

--------------------------------------------------------------------------------------------------------------------

         * The values set forth in this table are applied to all ages.

o        We add the following, to reflect the offering of the Spousal Highest Daily Lifetime ______ Income Benefit:

SPOUSAL HIGHEST DAILY LIFETIME _____ INCOME BENEFIT
SPOUSAL HIGHEST DAILY LIFETIME ______ INCOME BENEFIT (SPOUSAL HIGHEST DAILY LIFETIME ______)

Spousal Highest Daily Lifetime ______ is the spousal version of Highest Daily Lifetime ____.  Currently, if you elect Spousal Highest
Daily Lifetime ____ and subsequently terminate the benefit, you will have a waiting period until you can elect Spousal Lifetime Five,
Lifetime Five,  Highest Daily Lifetime ____, or Spousal Highest Daily Lifetime _____.  See "Election of and Designations under the
Program" below for details.  Spousal Highest Daily Lifetime ______ must be elected based on two Designated Lives, as described below.  Each Designated Life must be at least 591/2years old when the benefit is elected.  Spousal Highest Daily Lifetime _____ is not available if you elect any other optional living benefit .  As long as your Spousal Highest Daily Lifetime _____ Benefit is in effect, you must allocate your Contract Value in accordance with the then permitted and available investment option(s) with this program.  In the application for this benefit, we specify the permitted investment options.

We offer a benefit that guarantees until the later death of two natural persons who are each other's spouses at the time of election of the benefit and at the first death of one of them (the "Designated Lives", and each, a "Designated Life") the ability to withdraw an annual amount an annual amount (the "Annual Income Amount") equal to a percentage of an initial principal value (the "Protected
Withdrawal Value") regardless of the impact of market performance on the Contract Value, subject to our program rules regarding the timing and amount of withdrawals. The benefit may be appropriate if you intend to make periodic withdrawals from your Contract, wish to ensure that market performance will not affect your ability to receive annual payments, and wish either spouse to be able to continue the Spousal Highest Daily Lifetime _____ benefit after the death of the first spouse.  You are not required to make withdrawals as part of the program--the guarantees are not lost if you withdraw less than the maximum allowable amount each year under the rules of the benefit. As discussed below, we require that you participate in our asset transfer program in order to participate in Spousal Highest Daily Lifetime ______, and in Appendix J to this prospectus, we set forth the formula under which we make those asset transfers.

As discussed below, a key component of Spousal Highest Daily Lifetime _____ is the Protected Withdrawal Value. Because each of the
Protected Withdrawal Value and Annual Income Amount is determined in a way that is not solely related to Contract Value, it is possible for the Contract Value to fall to zero, even though the Annual Income Amount remains. You are guaranteed to be able to withdraw the Annual Income Amount until the death of the second Designated Life, provided that there have not been "excess withdrawals." Excess withdrawals, as discussed below, will reduce your Annual Income Amount. Thus, you could experience a scenario in which your Contract Value was zero, and, due to your excess withdrawals, your Annual Income Amount also was reduced to zero. In that scenario, no further amount would be payable under Spousal Highest Daily Lifetime ______.

KEY FEATURE--Protected Withdrawal Value

The Protected Withdrawal Value is used to determine the amount of the annual payments under Spousal Highest Daily Lifetime _____.
The Protected Withdrawal Value initially is equal to the Contract Value on the date that you elect Spousal Highest Daily Lifetime
_____. On each business day thereafter, until the earlier of the first withdrawal or ten years after the date of your election of the benefit, we recalculate the Protected Withdrawal Value. Specifically, on each such business day (the "Current Business Day"), the
Protected Withdrawal Value is equal to the greater of:

o         the Protected Withdrawal Value for the immediately preceding business day (the "Prior Business Day"), appreciated at the daily equivalent of ____% annually during the calendar day(s) between the Prior Business Day and the Current Business Day (i.e.,
     one day for successive business days, but more than one calendar day for Business days that are separated by weekends and/or holidays), plus the amount of any Purchase Payment (including any associated credit) made on the Current Business Day; and
o        the Contract Value.

If you have not made a withdrawal prior to the tenth anniversary of the date you elected Spousal Highest Daily Lifetime _____ (which we refer to as the "Tenth Anniversary"), we will continue to calculate a Protected Withdrawal Value. On or after the Tenth
Anniversary and up until the date of the first withdrawal, your Protected Withdrawal Value is equal to the greater of  (i) the
Protected Withdrawal Value on the Tenth Anniversary (ii) your Contract Value and (iii) the sum of:

o        200% of the Contract Value on the date you elected Spousal Highest Daily Lifetime ____;
o        200% of all Purchase Payments (and any associated Credits) made during the one-year period after the date you elected
         Spousal Highest Daily Lifetime _____; and
o        100% of all Purchase Payments (and any associated Credits) made more than one year after the date you elected Spousal
         Highest Daily Lifetime ___, but prior to the date of your first withdrawal.

We lock in your Protected Withdrawal Value when you make your first withdrawal.  After the first withdrawal, your Protected
Withdrawal Value will be adjusted for any withdrawal (including your first withdrawal), any subsequent Purchase Payment, and as a result of any step-up, as described below.  Irrespective of these calculations, your Protected Withdrawal Value will always be at least equal to your Contract Value.

KEY FEATURE--Annual Income Amount under the Spousal Highest Daily Lifetime _____ Benefit

The Annual Income Amount is equal to a specified percentage of the Protected Withdrawal Value.  The percentage depends on the age of the youngest Designated Life on the date of the first withdrawal after election of the benefit.  The percentages are: 5% for ages 79
and younger, 6% for ages 80 to 84, 7% for ages 85 to 89, and 8% for ages 90and older.    We use the age of the youngest Designated
Life even if that Designated Life is no longer a participant under the Contract due to death or divorce.    Under the Spousal Highest
Daily Lifetime _______ benefit, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income
Amount on a dollar-for-dollar basis in that contract year. If your cumulative withdrawals are in excess of the Annual Income Amount
("Excess Income"), your Annual Income Amount in subsequent years will be reduced (except with regard to required minimum distributions) by the result of the ratio of the Excess Income to the Contract Value immediately prior to such withdrawal (see examples of this calculation below). Reductions include the actual amount of the withdrawal, including any CDSC that may apply.
Withdrawals of any amount up to and including the Annual Income Amount will reduce the Protected Withdrawal Value by the amount of the withdrawal.  Withdrawals of Excess Income will reduce the Protected Withdrawal Value by the same ratio as the reduction to the
Annual Income Amount.  A Purchase Payment that you make will increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the youngest Designated Life at the time of the first withdrawal.  A Purchase Payment that you make will (i) increase the then-existing Annual Income Amount by an amount equal to a percentage of the Purchase Payment (including the amount of any associated Credits) based on the age of the
Annuitant at the time of the first withdrawal (the percentages are: 5% for ages 79 and younger, 6% for ages 80-84, 7% for ages 85-89, and 8% for ages 90 and older) and (ii) increase the Protected Withdrawal Value by the amount of the Purchase Payment (including the amount of any associated Credits).

An automatic step-up feature ("Highest Quarterly Auto Step-Up") is included as part of this benefit. As detailed in this paragraph, the Highest Quarterly Auto Step-Up feature can result in a larger Annual Income Amount if your Contract Value increases subsequent to your first withdrawal.  We begin examining the Contract Value for purposes of the Highest Quarterly Step-Up starting with the anniversary of the Contract Date of the Annuity (the "Contract Anniversary") immediately after your first withdrawal under the benefit. Specifically, upon the first such Contract Anniversary, we identify the Contract Value on the business days corresponding to the end of each quarter that (i) is based on your contract year, rather than a calendar year; (ii) is subsequent to the first withdrawal; and (iii) falls within the immediately preceding contract year. If the end of any such quarter falls on a holiday or a weekend, we use the next business day.  Having identified each of those quarter-end Contract Values, we then multiply each such value by a percentage that varies based on the age of the youngest Designated Life on the Contract Anniversary as of which the step-up would occur.  The percentages are 5% for ages 79 and younger, 6% for ages 80 - 84, 7% for ages 85-89, and 8% for ages 90 and older.
Thus, we multiply each quarterly value by the applicable percentage, adjust each such quarterly value for subsequent withdrawals and
Purchase Payments, and then select the highest of those values.  If the highest of those values exceeds the existing Annual Income
Amount, we replace the existing amount with the new, higher amount. Otherwise, we leave the existing Annual Income Amount intact. In later years, (i.e., after the first Contract Anniversary after the first withdrawal) we determine whether an automatic step-up should occur on each Contract Anniversary, by performing a similar examination of the Contract Values on the end of the four immediately preceding quarters. At the time that we increase your Annual Income Amount, we also increase your Protected Withdrawal Value to equal the highest quarterly value upon which your step-up was based.  If, on the date that we implement a Highest Quarterly Auto Step-Up to your Annual Income Amount, the charge for Spousal Highest Daily Lifetime _______ has changed for new purchasers, you may be subject to the new charge at the time of such step-up. Prior to increasing your charge for Spousal Highest Daily Lifetime ________ upon a step-up, we would notify you, and give you the opportunity to cancel the automatic step-up feature. If you receive notice of a proposed step-up and accompanying fee increase, you should carefully evaluate whether the amount of the step-up justifies the increased fee to which you will be subject.

The Spousal Highest Daily Lifetime ______ program does not affect your ability to make withdrawals under your annuity, or limit your ability to request withdrawals that exceed the Annual Income Amount. Under Spousal Highest Daily Lifetime _____, if your cumulative withdrawals in a contract year are less than or equal to the Annual Income Amount, they will not reduce your Annual Income Amount in subsequent contract years, but any such withdrawals will reduce the Annual Income Amount on a dollar-for-dollar basis in that contract year.

If, cumulatively, you withdraw an amount less than the Annual Income Amount in any contract year, you cannot carry-over the unused portion of the Annual Income Amount to subsequent contract years.

Examples of dollar-for-dollar and proportional reductions, and the Highest Quarterly Auto Step-Up are set forth below. The values depicted here are purely hypothetical, and do not reflect the charges for the Spousal Highest Daily Lifetime ______ benefit or any other fees and charges. Assume the following for
all three examples:
  .   The Contract Date is December 1, 2007
  .   The Spousal Highest Daily Lifetime _____ benefit is elected on March 5, 2008.
  .   The youngest Designated Life was 70 years old when he/she elected the Spousal Highest Daily Lifetime _______ benefit.

Dollar-for-dollar reductions
On May 2, 2008, the Protected Withdrawal Value is $120,000, resulting in an Annual Income Amount of $6,000 (since the youngest
Designated Life is younger than 80 at the time of the 1st withdrawal, the Annual Income Amount is 5% of the Protected Withdrawal
Value, in this case 5% of $120,000).  Assuming $2,500 is withdrawn from the Annuity on this date, the remaining Annual Income Amount for that contract year (up to and including December 1, 2008) is $3,500.
This is the result of a dollar-for-dollar reduction of the Annual Income
Amount - $6,000 less $2,500 = $3,500.

Proportional reductions
Continuing the previous example, assume an additional withdrawal of $5,000 occurs on August 6, 2008 and the Contract Value at the time of this withdrawal is $110,000. The first $3,500 of this withdrawal reduces the Annual Income Amount for that contract year to
$0. The remaining withdrawal amount -
$1,500 - reduces the Annual Income Amount in future contract years on a proportional basis based on the ratio of the excess withdrawal to the Contract Value immediately prior to the excess withdrawal. (Note that if there were other withdrawals in that contract year, each would result in another proportional reduction to the Annual Income Amount).

Here is the calculation:

  Contract Value before withdrawal                                                        $110,000.00
  Less amount of "non" excess withdrawal                                                  $  3,500.00
  Contract Value immediately before excess withdrawal of $1,500                $106,500.00
  Excess withdrawal amount                                                                $  1,500.00
  Divided by Contract Value immediately before excess withdrawal               $106,500.00
  Ratio                                                                                                                      1.41%
  Annual Income Amount                                                                    $  6,000.00
  Less ratio of 1.41%                                                                     -$     84.51
  Annual Income Amount for future contract years                               $  5,915.49

Highest Quarterly Auto Step-Up
On each Contract Anniversary date, the Annual Income Amount is stepped-up if the appropriate percentage (based on the youngest
Designated Life's age on the Contract Anniversary) of the highest quarterly value since your first withdrawal (or last Contract
Anniversary in subsequent years), adjusted for withdrawals and additional Purchase Payments, is higher than the Annual Income Amount, adjusted for excess withdrawals and additional Purchase Payments (plus any Credits).

Continuing the same example as above, the Annual Income Amount for this contract year is $6,000. However, the excess withdrawal on
August 6 reduces this amount to $5,915.49 for future years (see above). For the next contract year, the Annual Income Amount will be stepped-up if 5% (since the youngest Designated Life is younger than 80 on the date of the potential step-up) of the highest quarterly Contract Value adjusted for withdrawals, is higher than $5,915.49.  Here are the calculations for determining the quarterly values. Only the June 1 value is being adjusted for excess withdrawals as the September 1 and December 1 business days occur after the excess withdrawal on August 6.

---------------------------- -------------------------- -------------------------- --------------------------

           Date*                  Contract Value         Highest Quarterly Value    Adjusted Annual Income
                                                             (adjusted with            Amount (5% of the
                                                         withdrawal and Purchase   Highest Quarterly Value)
                                                               Payments)**

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

June 1, 2008                 $118,000.00                $118,000.00                $5,900.00

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

August 6, 2008               $120,000.00                $112,885.55                $5,644.28

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

September 1, 2008            $112,000.00                $112,885.55                $5,644.28

---------------------------- -------------------------- -------------------------- --------------------------
---------------------------- -------------------------- -------------------------- --------------------------

December 1, 2008             $119,000.00                $119,000.00                $5,950.00

---------------------------- -------------------------- -------------------------- --------------------------

*  In this example, the Contract Anniversary date is December 1. The quarterly valuation dates are every three months thereafter -
March 1, June 1, September 1, and December 1. In this example, we do not use the March 1 date as the first withdrawal took place after March 1. The Contract Anniversary Date of December 1 is considered the fourth and final quarterly valuation date for the year.
 ** In this example, the first quarterly value after the first withdrawal is $118,000 on June 1, yielding an adjusted Annual Income
Amount of $5,900.00. This amount is adjusted on August 6 to reflect the $5,000 withdrawal. The calculations for the adjustments are:
  .   The Contract Value of $118,000 on June 1 is first reduced
      dollar-for-dollar by $3,500 ($3,500 is the remaining Annual Income
      Amount for the contract year), resulting in an adjusted Contract Value of
      $114,500 before the excess withdrawal.
  .   This amount ($114,500) is further reduced by 1.41% (this is the ratio in the above example which is the excess withdrawal divided by the Contract
      Value immediately preceding the excess withdrawal) resulting in a Highest
      Quarterly Value of $112,885.55.

 The adjusted Annual Income Amount is carried forward to the next quarterly anniversary date of September 1. At this time, we compare this amount to 5% of the Contract Value on September 1. Since the June 1 adjusted Annual Income Amount of $5,644.28 is higher than
$5,600.00 (5% of $112,000), we continue to carry $5,644.28 forward to the next and final quarterly anniversary date of December 1.
The Contract Value on December 1 is $119,000 and 5% of this amount is $5,950. Since this is higher than $5,644.28, the adjusted
Annual Income Amount is reset to $5,950.00.

In this example, 5% of the December 1 value yields the highest amount of $5,950.00. Since this amount is higher than the current year's Annual Income Amount of $5,915.49 adjusted for excess withdrawals, the Annual Income Amount for the next contract year, starting on December 2, 2008 and continuing through December 1, 2009, will be stepped-up to $5,950.00.

BENEFITS UNDER THE SPOUSAL HIGHEST DAILY LIFETIME ______ PROGRAM
o        To the extent that your Contract Value was reduced to zero as a result of cumulative withdrawals that are equal to or less than the Annual Income Amount or as a result of the fee that we assess for Spousal Highest Daily Lifetime _____, and amounts are still payable under Spousal Highest Daily Lifetime ______, we will make an additional payment, if any, for that contract year equal to the remaining Annual Income Amount for the contract year.  Thus, in that scenario, the remaining Annual Income Amount would be payable even though your Contract Value was reduced to zero. In subsequent contract years we make payments that equal the Annual Income Amount as described in this section. We will make payments until the death of the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  To the extent that cumulative withdrawals in the current contract year that reduced your
     Contract Value to zero are more than the Annual Income Amount, the Spousal Highest Daily Lifetime _______ benefit terminates, and no additional payments will be made. However, if a withdrawal in the latter scenario was taken to meet required minimum distribution requirements under the contract, then the benefit will not terminate, and we will continue to pay the Annual Income
     Amount in the form of a fixed annuity.

o        If Annuity payments are to begin under the terms of your contract, or if you decide to begin receiving annuity payments and there is a Annual Income Amount due in subsequent contract years, you can elect one of the following two options:

         (1) apply your Contract Value to any Annuity option available; or
         (2) request that, as of the date Annuity payments are to begin, we make Annuity payments each year equal to the Annual
Income Amount.  We will make payments until the first of the Designated Lives to die, and will continue to make payments until the death of the second Designated Life as long as the Designated Lives were spouses at the time of the first death.  If, due to death of a Designated Life or divorce prior to annuitization, only a single Designated Life remains, then annuity payments will be made as a life annuity for the lifetime of the Designated Life.

We must receive your request in a form acceptable to us at our office.

In the absence of an election when mandatory annuity payments are to begin, we will make annual annuity payments as a joint and survivor or single (as applicable) life fixed annuity with ten payments certain, by applying the greater of the annuity rates then currently available or the annuity rates guaranteed in your contract. The amount that will be applied to provide such annuity payments will be the greater of:
(1) the present value of the future Annual Income Amount payments. Such present value will be calculated using the greater of the joint and survivor or single (as applicable) life fixed annuity rates then currently available or the joint and survivor or single
(as applicable) life fixed annuity rates guaranteed in your Contract;
and
(2) the Contract Value.

o        If no withdrawal was ever taken, we will calculate the Annual Income Amount as if you made your first withdrawal on the date the annuity payments are to begin.
o        Please note that payments that we make under this benefit after the Contract Anniversary coinciding with or next following the older of the owner or Annuitant's 95th birthday, will be treated as annuity payments.

Other Important Considerations
o        Withdrawals under the Spousal Highest Daily Lifetime ______ benefit are subject to all of the terms and conditions of the contract, including any CDSC.
o        Withdrawals made while the Spousal Highest Daily Lifetime _______ Benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract.  The Spousal Highest Daily Lifetime ________ Benefit does not directly affect the Contract Value or surrender value, but any withdrawal will decrease the Contract Value by the amount of the withdrawal
     (plus any applicable CDSC). If you surrender your contract you will receive the current surrender value.
o        You can make withdrawals from your contract while your Contract Value is greater than zero without purchasing the Spousal
     Highest Daily Lifetime _____ benefit. The Spousal Highest Daily Lifetime _______ benefit provides a guarantee that if your
     Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.
o        Upon inception of the benefit, 100% of your Contract Value must be allocated to the permitted Sub-accounts.
o        You cannot allocate Purchase Payments or transfer Contract Value to the AST Investment Grade Bond Portfolio Sub-account (as described below) if you elect this benefit.

o        You can make withdrawals from your contract without purchasing the Spousal Highest Daily Lifetime _____ benefit. The Spousal
     Highest Daily Lifetime _______ benefit provides a guarantee that if your Contract Value declines due to market performance, you will be able to receive your Annual Income Amount in the form of periodic benefit payments.

o        Transfers to and from the elected Sub-accounts and the AST Investment Grade Bond Portfolio Sub-account triggered by the asset transfer component of the benefit will not count toward the maximum number of free transfers allowable under an Annuity.

o        In general, you must allocate your Contract Value in accordance with the then available investment option(s) that we may prescribe in order to elect and maintain the Spousal Highest Daily Lifetime ______ benefit.  If, subsequent to your election of the benefit, we change our requirements for how Contract Value must be allocated under the benefit, the new requirement will apply only to new elections of the benefit, and we will not compel you to re-allocate your Contract Value in accordance with our newly adopted requirements. Subsequent to any change in requirements, transfers of Contract Value and allocation of additional
     Purchase Payments may be subject to the new investment limitations.
o         The fee for Spousal Highest Daily Lifetime ______ is 0.___% annually of the Protected Withdrawal Value.  We deduct this fee at the end of each quarter, where each such quarter is part of a year that begins on the effective date of the benefit or an anniversary thereafter.  Thus, on each such quarter-end (or the next business day, if the quarter-end is not a business day), we deduct _____% of the Protected Withdrawal Value at the end of the quarter.  We deduct the fee pro rata from each of your
     Sub-accounts including the AST Investment Grade Bond Sub-account.  Since this fee is based on the Protected Withdrawal Value, the fee for Spousal Highest Daily Lifetime ________ may be greater than it would have been, had it been based on the Contract Value alone.  If the fee to be deducted exceeds the current Contract Value, we will reduce the Contract Value to zero, and continue the benefit as described above.

Election of and Designations under the Program
Spousal Highest Daily Lifetime ______ can only be elected based on two Designated Lives.  Designated Lives must be natural persons who are each other's spouses at the time of election of the program and at the death of the first of the Designated Lives to die.
Currently, Spousal Highest Daily Lifetime ________ only may be elected where the Owner, Annuitant, and Beneficiary designations are as follows:

o        One Annuity Owner, where the Annuitant and the Owner are the same person and the beneficiary is the Owner's spouse.  The
         Owner/Annuitant and the beneficiary each must be at least 591/2years old at the time of election; or
o        Co-Annuity Owners, where the Owners are each other's spouses.  The beneficiary designation must be the surviving spouse, or the spouses named equally.  One of the owners must be the Annuitant.  Each Owner must each be at least 591/2years old at the time of election; or
o        One Annuity Owner, where the Owner is a custodial account established to hold retirement assets for the benefit of the
         Annuitant pursuant to the provisions of Section 408(a) of the Internal Revenue Code (or any successor Code section thereto)
         ("Custodial Account"), the beneficiary is the Custodial Account, and the spouse of the Annuitant is the Contingent
         Annuitant.  Both the Annuitant and the Contingent Annuitant each must be at least 591/2years old at the time of election.

We do not permit a change of Owner under this benefit, except as follows:  (a) if one Owner dies and the surviving spousal Owner assumes the Annuity or (b) if the contract initially is co-owned, but thereafter the Owner who is not the Annuitant is removed as
Owner.  We permit changes of beneficiary under this benefit.   If the Designated Lives divorce, the Spousal Highest Daily Lifetime
________ benefit may not be divided as part of the divorce settlement or judgment.  Nor may the divorcing spouse who retains ownership of the contract appoint a new Designated Life upon re-marriage.

Spousal Highest Daily Lifetime _________ can be elected at the time that you purchase your contract or after the Contract Date, subject to our eligibility rules and restrictions.

Currently, if you terminate the Spousal Highest Daily Lifetime ________ benefit, you will only be allowed to re-elect the benefit or to elect the Lifetime Five Benefit, the Spousal Lifetime Five Benefit, or the Highest Daily Lifetime ________ Benefit on any
anniversary of the Contract Date that is at least 90 calendar days from the date the Spousal Highest Daily Lifetime ________ Benefit was terminated. We reserve the right to further limit the election frequency in the future.  Similarly, we generally will permit those who have terminated Lifetime Five, Spousal Lifetime Five, Highest Daily Lifetime Five, or Highest Daily Lifetime _______ to
elect Spousal Highest Daily Lifetime ________ only on an anniversary of the Contract Date that is at least 90 calendar days from the date that such benefit was terminated.  We reserve the right to waive that requirement.

Return of Principal Guarantee
If you have not made a withdrawal before the Tenth Anniversary, we will increase your Contract Value on that Tenth Anniversary (or the next business day, if that anniversary is not a business day), if the requirements set forth in this paragraph are met.  On the
Tenth Anniversary, we add:

a.       your Contract Value on the day that you elected Spousal Highest Daily Lifetime ____; and
b.       the sum of each Purchase Payment you made (including any Credits) during the one-year period after you elected the benefit.

If the sum of (a) and (b) is greater than your Contract Value on the Tenth Anniversary, we increase your Contract Value to equal the sum of (a) and (b), by contributing funds from our general account.  If the sum of (a) and (b) is less than or equal to your Contract
Value on the Tenth Anniversary, we make no such adjustment.  The amount that we add to your Contract Value under this provision will be allocated to each of your variable investment options (other than a bond Sub-account used with this benefit), in the same proportion that each such Sub-account bears to your total Contract Value, immediately before the application of the amount.  Any such amount will not be considered a Purchase Payment when calculating your Protected Withdrawal Value, your death benefit, or the amount of any optional benefit that you may have selected, and therefore will have no direct impact on any such values at the time we add this amount.  This potential addition to Contract Value is available only if you have elected Spousal Highest Daily Lifetime ____ and if you meet the conditions set forth in this paragraph.  Thus, if you take a withdrawal prior to the Tenth Anniversary, you are not eligible to receive the Return of Principal Guarantee.

Termination of the Program
You may terminate the benefit at any time by notifying us. If you terminate the benefit, any guarantee provided by the benefit will terminate as of the date the termination is effective, and certain restrictions on re-election will apply as described above.  The benefit terminates: (i) if upon the death of the first Designated Life, the surviving Designated Life opts to take the death benefit under the contract (ii) upon the death of the second Designated Life, (iii) upon your termination of the benefit (iv) upon your surrender of the contract (v) upon your election to begin receiving annuity payments (vi) if both the Contract Value and Annual
Income Amount equal zero or (vii) if you cease to meet our requirements for issuing the benefit.

Upon termination of Spousal Highest Daily Lifetime ____ other than upon death of a Designated Life, we impose any accrued fee for the benefit (i.e., the fee for the pro-rated portion of the year since the fee was last assessed), and thereafter we cease deducting the charge for the benefit. With regard to your investment allocations, upon termination we will: (i) leave intact amounts that are held in the variable investment options, and (ii) transfer all amounts held in the AST Investment Grade Bond Portfolio Sub-account (as defined below) to your variable investment options, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e. in the same proportion as the current balances in your variable investment options).

Asset Transfer Component of Spousal Highest Daily Lifetime ____
As indicated above, we limit the Sub-accounts to which you may allocate Contract Value if you elect Spousal Highest Daily Lifetime
_______.  For purposes of this benefit, we refer to those permitted Sub-accounts as the "Permitted Sub-accounts".  As a requirement of participating in Spousal Highest Daily Lifetime _______, we require that you participate in our specialized asset transfer program, under which we may transfer Contract Value between the Permitted Sub-accounts and a specified bond fund within the Advanced
Series Trust (the "AST Investment Grade Bond Sub-account").  We determine whether to make a transfer, and the amount of any transfer, under a non-discretionary formula, discussed below.  The AST Investment Grade Bond Sub-account s available only with this benefit, and thus you may not allocate Purchase Payments to the AST Investment Grade Bond Sub-account.  Under the asset transfer component of
Spousal Highest Daily Lifetime ______, we monitor your Contract Value daily and, if dictated by the formula, systematically transfer amounts between the Permitted Sub-accounts you have chosen and the AST Investment Grade Bond Sub-account.  Any transfer would be made in accordance with a formula, which is set forth in the Appendices to this prospectus.  Speaking generally, the formula, which we apply each business day, operates as follows. The formula starts by identifying an income basis for that day and then multiplies that figure by 5%, to produce a projected (i.e., hypothetical) Highest Daily annual income amount.  Note that we use 5% in the formula, irrespective of the youngest Designated Life's attained age.  Then we produce an estimate of the total amount we would target in our allocation model, based on the projected income amount and factors set forth in the formula. In the formula, we refer to that value as the "Target Value" or "L".  If you have already made a withdrawal, your projected income amount (and thus your Target Value) would take into account any automatic step-up, any subsequent purchase payments, and any excess withdrawals. Next, the formula subtracts from the Target Value the amount held within the AST Investment Grade Bond Sub-account on that day, and divides that difference by the amount held within the Permitted Sub-accounts. That ratio, which essentially isolates the amount of your Target Value that is not offset by amounts held within the AST Investment Grade Bond Sub-account , is called the "Target Ratio" or "r". If the Target Ratio exceeds a certain percentage (currently 83%), it means essentially that too much Target Value is not offset by assets within the AST
Investment Grade Bond Sub-account , and therefore we will transfer an amount from your Permitted Sub-accounts to the AST Investment
Grade Bond Sub-account Conversely, if the Target Ratio falls below a certain percentage (currently 77%), then a transfer from the AST
Investment Grade Bond Sub-account to the Permitted Sub-accounts would occur.

As you can glean from the formula, a downturn in the securities markets (i.e., a reduction in the amount held within the Permitted
Sub-accounts) may cause us to transfer some of your variable Contract Value to the AST Investment Grade Bond Sub-account, because such a reduction will tend to increase the Target Ratio. Moreover, certain market return scenarios involving "flat" returns over a period of time also could result in the transfer of money to the AST Investment Grade Bond Sub-account.  In deciding how much to transfer, we use another formula, which essentially seeks to re-balance amounts held in the Permitted Sub-accounts and the AST
Investment Grade Bond Sub-account so that the Target Ratio meets a target, which currently is equal to 80%. Once you elect Spousal
Highest Daily Lifetime ______, the ratios we use will be fixed.  For newly-issued Annuities that elect Spousal Highest Daily Lifetime
_____ and existing Annuities that elect Spousal Highest Daily Lifetime _______, however, we reserve the right to change the ratios.

While you are not notified when your contract reaches a reallocation trigger, you will receive a confirmation statement indicating the transfer of a portion of your Contract Value either to or from the AST Investment Grade Bond Sub-account.  The formula by which the reallocation triggers operate is designed primarily to mitigate the financial risks that we incur in providing the guarantee under Spousal Highest Daily Lifetime ______.

Depending on the results of the calculation relative to the reallocation triggers, we may, on any day:

o        Not make any transfer; or
o        If a portion of your Contract Value was previously allocated to the AST Investment Grade Bond Sub-account, transfer all or a portion of those amounts to the Permitted Sub-accounts, based on your existing allocation instructions or (in the absence of such existing instructions) pro rata (i.e., in the same proportion as the current balances in your variable investment options).
     Amounts taken out of the AST Investment Grade Bond Sub-account will be withdrawn for this purpose on a last-in, first-out basis;
     or
o        Transfer all or a portion of your Contract Value in the Permitted Sub-accounts pro-rata to the AST Investment Grade Bond
     Sub-account.

If a significant amount of your Contract Value is systematically transferred to the AST Investment Grade Bond Sub-account during periods of market declines or low interest rates, less of your Contract Value may be available to participate in the investment experience of the Permitted Sub-accounts if there is a subsequent market recovery. Under the reallocation formula that we employ, it is possible that a significant portion of your Contract Value may be allocated to the AST Investment Grade Bond Sub-account.  Note that if your entire Contract Value is transferred to the AST Investment Grade Bond Sub-account, then based on the way the formula operates, that value would remain in the AST Investment Grade Bond Sub-account unless you made additional Purchase Payments to the
Permitted Sub-accounts, which could cause Contract Value to transfer out of the AST Investment Grade Bond Sub-account.

Additional Tax Considerations
If you purchase an annuity as an investment vehicle for "qualified" investments, including an IRA, SEP-IRA, Tax Sheltered Annuity (or
403(b)) or employer plan under Code Section 401(a), the Required Minimum Distribution rules under the Code provide that you begin receiving periodic amounts from your annuity beginning after age 70 1/2. For a Tax Sheltered Annuity or a 401(a) plan for which the participant is not a greater than five (5) percent owner of the employer, this required beginning date can generally be deferred to retirement, if later. Roth IRAs are not subject to these rules during the owner's lifetime. The amount required under the
Code may exceed the Annual Income Amount, which will cause us to increase the Annual Income Amount in any contract year that Required
Minimum Distributions due from your Contract  that are greater than such amounts. In addition, the amount and duration of payments under the annuity payment and death benefit provisions may be adjusted so that the payments do not trigger any penalty or excise taxes due to tax considerations such as Required Minimum Distribution provisions under the tax law.  Please note, however, that any withdrawal you take prior to the Tenth Anniversary, even if withdrawn to satisfy required minimum distribution rules, will cause you to lose the ability to receive the Return of Principal Guarantee and the guaranteed amount described above under "KEY FEATURE - Protected Withdrawal Value".

As indicated, withdrawals made while this benefit is in effect will be treated, for tax purposes, in the same way as any other withdrawals under the contract. Please see the Tax Considerations section of the prospectus for a detailed discussion of the tax treatment of withdrawals. We do not address each potential tax scenario that could arise with respect to this benefit here.  However, we do note that if you participate in Spousal Highest Daily Lifetime ____ through a non-qualified annuity, as with all withdrawals, once all Purchase Payments are returned under the contract, all subsequent withdrawal amounts will be taxed as ordinary income.
o        Spousal Highest Daily Lifetime _____ Asset Allocation Formula.  As indicated above, Spousal Highest Daily Lifetime _____
          uses the same asset transfer formula as Highest Daily Lifetime ______ and uses the same table of age-related factors.  See
          Appendix C.

VI.      NEW SUB-ACCOUNTS
Effective January 28, 2008, the underlying  portfolio listed below is being offered as a new Sub-account  under your annuity.  In order to reflect this addition:
In the section of each  Prospectus  entitled  "Summary of Contract  Expenses",  sub-section  "Underlying  Mutual Fund Portfolio  Annual
Expenses", under the heading "Advanced Series Trust", the following portfolio has been added:

--------------------------------------------------------------------------------------------------------------------------------------

                                                UNDERLYING PORTFOLIO ANNUAL EXPENSES

                              (as a percentage of the average net assets of the underlying Portfolios)

--------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

                                                                                             Acquired            Total Annual
                                             Management      Other                           Portfolio           Portfolio Operating
          UNDERLYING PORTFOLIO                  Fees          Expenses          12b-1        Fees    &         Expenses*
Advanced Series Trust:                                                          Fees         Expenses

------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------
------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

AST Investment Grade Bond Portfolio             0.65%          0.80%         0.00%           0.00%                   1.45%

------------------------------------------ ---------------- ------------- ------------ ------------------- ---------------------------

*The total actual operating expenses for the portfolios are less than the amounts shown in the table above, due to fee waivers, reimbursement of expenses, and expense offset arrangements ("Arrangements").  These Arrangements are voluntary, and may be terminated at any time.  In addition, the Arrangements may be modified periodically.  For more information regarding the Arrangements, please see the prospectus and statement of additional information for the portfolios.

The following is being added to the chart in each Prospectus in the section entitled "Investment Options":

     ---------------- -------------------------------------------------------------------------------------- -------------------------

         STYLE/                                  INVESTMENT OBJECTIVES/POLICIES                                     PORTFOLIO
          TYPE                                                                                                       ADVISOR/
                                                                                                                   SUB-ADVISOR

                      -------------------------------------------------------------------------------------- -------------------------
     ---------------------------------------------------------------------------------------------------------------------------------

        AST FUNDS

     ---------------------------------------------------------------------------------------------------------------------------------
     ---------------- -------------------------------------------------------------------------------------- -------------------------

      Fixed Income    AST  Investment  Grade Bond  Portfolio:  seeks the  highest  potential  total  return  Prudential Investment consistent  with  its  specified  level  of risk  tolerance  to meet  the  parameters  Management Services established  to support the Highest  Daily  Lifetime  ______  benefits  and  maintain liquidity to support  changes in market  conditions  for a fixed  duration  (weighted average  maturity)  of  about 6 years.  Please  note  that you may not make  purchase payments to this  Portfolio,  and that this  Portfolio is available only with certain living benefits.

     ---------------- -------------------------------------------------------------------------------------- -------------------------

Finally,  we  add  the  following  paragraph  as the  last  paragraph  immediately  before  the  table  setting  forth  the  Investment
Objectives/Policies of each portfolio:

Please note that we restrict the investment options in which you can participate, if you elect certain optional benefits.  Thus, your participation in those benefits could result in your missing investment opportunities that might arise in investment options from which you are excluded. (Of course, potentially missing investment opportunities in investment options in which you do not participate is an inherent consequence of any investment choice, and generally speaking, it is your decision as to how to invest your purchase payments).

As required by the Securities Act of 1933, the Registrant has caused this Registration Statement to be signed on its behalf in the
City of Newark and the State of New Jersey, on this 17th day of October 2007.

                                                             Registrant

                                                  By: Pruco Life Insurance Company

Attest:_/s/Thomas C. Castano                                  /s/Scott D. Kaplan
         Thomas C. Castano                           Scott D. Kaplan
         Secretary                                            President

                                                             SIGNATURES

As required by the Securities Act of 1933,  this  Registration  Statement has been signed by the following  persons in the capacities and on the date indicated.

                                                         Signature and Title

         *
Tucker I. Marr
Chief Financial Officer and Chief Accounting Officer

         *
James J. Avery Jr.

Director                                                      Date: October 17, 2007

         *                                           *By:     /s/Thomas C. Castano
Scott D. Kaplan                                      Thomas C. Castano
Director and Chief Executive Officer                 (Attorney-In-Fact)

         *

Scott G. Sleyster
Director

         *
Bernard J. Jacob
Director

         *
Helen M. Galt
Director

         *
David R. Odenath, Jr.
Director